Financial Risk and Fair Value Disclosures - Summary of Significant Unobservable Inputs of Fair Value Measurement in Level 3 Fair Value Hierarchy (Parenthetical) (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Embedded Derivatives In Exchangeable Bonds [Member] | Binomial Tree Valuation Model [Member] | Derivative Price Risk [Member] | Historical volatility for shares, measurement input [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Percentage of decrease in volatility	5.00%
Percentage of increase in volatility	5.00%
Increase (decrease) in profit or loss due to percentage decrease in volatility	$ 278
Increase (decrease) in profit or loss due to percentage increase in volatility	$ (283)
Unlisted equity securities [member] | Discount for lack of marketability [member] | Market approach [member] | Equity price risk [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Percentage increase in the discount for lack of marketability	5.00%	5.00%
Percentage decrease in the discount for lack of marketability	5.00%	5.00%
Increase (decrease) in other comprehensive income due to percentage increase in the discount for lack of marketability	$ (186)	$ (106)
Increase (decrease) in other comprehensive income due to percentage decrease in the discount for lack of marketability	186	106
Increase (decrease) in profit or loss due to percentage increase in the discount for lack of marketability	(281)	(283)
Increase (decrease) in profit or loss due to percentage decrease in the discount for lack of marketability	$ 242	$ 231